Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 56,142	$ 57,623
Trade and other receivables, net (note 4)	524,194	528,057
Fuel and natural gas in storage	48,982	95,350
Supplies and consumables inventory	178,150	129,571
Regulatory assets (note 7)	142,970	190,393
Prepaid expenses	81,926	58,653
Derivative instruments (note 24)	10,920	12,270
Other assets (note 11)	23,061	22,564
Assets, current, total	1,066,345	1,094,481
Property, plant and equipment, net (note 5)	12,517,450	11,944,885
Intangible assets, net (note 6)	93,938	96,683
Goodwill (note 6)	1,324,062	1,320,579
Regulatory assets (note 7)	1,184,713	1,081,108
Long-term investments (note 8)
Investments carried at fair value	1,115,729	1,344,207
Other long-term investments	641,920	462,325
Derivative instruments (note 24)	72,328	71,630
Deferred income taxes (note 18)	158,483	84,416
Other assets (note 11)	198,993	127,299
Assets	18,373,961	17,627,613
Current liabilities:
Accounts payable	210,412	186,080
Accrued liabilities	554,875	555,792
Dividends payable (note 15)	74,916	125,655
Regulatory liabilities (note 7)	99,850	69,865
Long-term debt (note 9)	621,856	423,274
Other long-term liabilities (note 12)	80,458	134,212
Derivative instruments (note 24)	34,915	32,491
Other liabilities	7,898	7,091
Liabilities, current, total	1,685,180	1,534,460
Long-term debt (note 9)	7,894,174	7,088,743
Regulatory liabilities (note 7)	634,446	558,317
Deferred income taxes (note 18)	578,902	565,639
Derivative instruments (note 24)	75,961	137,830
Pension and other post-employment benefits obligation (note 10)	96,653	125,579
Other long-term liabilities (note 12)	465,874	461,230
Liabilities, noncurrent, total	9,746,010	8,937,338
Redeemable non-controlling interests (note 17)
Redeemable non-controlling interest, held by related party	308,350	307,856
Redeemable non-controlling interests	10,013	11,520
Redeemable non-controlling interests, total	318,363	319,376
Equity:
Preferred shares	184,299	184,299
Common shares (note 13(a))	6,229,994	6,183,943
Additional paid-in capital	7,254	9,413
Deficit	(1,279,696)	(997,945)
Accumulated other comprehensive loss (“AOCI”) (note 14)	(102,286)	(160,063)
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	5,039,565	5,219,647
Non-controlling interests (note 17)
Non-controlling interests - tax equity partnership units	1,196,720	1,225,608
Other non-controlling interests	347,338	333,362
Non-controlling interest, held by related party	40,785	57,822
Non-controlling interests, total	1,584,843	1,616,792
Total equity	6,624,408	6,836,439
Commitments and contingencies (note 22)
Subsequent events (notes 3(c), 7(a), 8(c), 9(c), 9(d), 16(a), 17(c))
Liabilities and equity, total	$ 18,373,961	$ 17,627,613